VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
Consolidated VIEs
A significant portion of the Company’s assets are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business and the VIE’s assets can be used for general corporate purposes. The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2025	2024

ASSETS
Current Assets
Cash and cash equivalents	167	311
Accounts receivable	989	839
Inventories	211	205
Other current assets	65	121
	1,432	1,476
Plant, Property and Equipment	49,445	49,904
Equity Investments	979	865
Restricted Investments	1,150	950
Regulatory Assets	109	53
Goodwill	456	479
Other Long-Term Assets	93	59
	53,664	53,786
LIABILITIES
Current Liabilities
Notes payable	535	—
Accounts payable and other	1,703	1,866
Accrued interest	216	202
Current portion of long-term debt	575	2,062
	3,029	4,130
Regulatory Liabilities	1,458	1,232
Other Long-Term Liabilities	51	70
Deferred Income Tax Liabilities	7	7
Long-Term Debt	13,904	12,387
	18,449	17,826
Non-Consolidated VIEs
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2025	2024

Balance Sheet Exposure
Equity Investments
Bruce Power	7,780	7,043
Coastal GasLink	896	1,006
Other equity investments	158	160
Off-Balance Sheet Exposure[1]
Bruce Power	1,955	1,877
Coastal GasLink[2]	200	265
Other equity investments	—	2
Maximum exposure to loss	10,989	10,353
1Includes maximum potential exposure to guarantees and future funding commitments.
2TC Energy is contractually obligated to fund the capital costs to complete the Coastal GasLink pipeline by funding the remaining equity requirements of Coastal GasLink LP through incremental capacity on the subordinated loan agreement with Coastal GasLink LP until final costs are determined. In December 2024, TC Energy made an equity contribution of $3,137 million to Coastal GasLink LP, which used the funds to repay the $3,147 million balance owing to TC Energy under the subordinated loan agreement. The repayment reduced the Company's funding commitment under the subordinated loan agreement to $228 million. In October 2025, TC Energy made an additional $65 million in equity contributions to Coastal GasLink LP, which reduced the Company's funding commitment under the subordinated loan agreement to $163 million. In addition to the subordinated loan agreement, TC Energy has entered into an equity contribution agreement to fund a maximum of $37 million for its proportionate share of the equity requirements related to the Cedar Link project.